Certain Relationships and Related Party Transactions	12 Months Ended
Dec. 31, 2011
Certain Relationships and Related Party Transactions [Abstract]
Certain Relationships and Related Party Transactions
33.	Certain Relationships and Related Party Transactions

BFC is the controlling shareholder of BankAtlantic Bancorp and Bluegreen. Woodbridge Holdings Corporation became a wholly owned subsidiary of BFC upon consummation of the merger between Woodbridge and BFC on September 21, 2009. Prior to the merger, BFC held an approximately 59% voting interest in Woodbridge. BFC also has a direct non-controlling interest in Benihana. Shares of BFC’s Class A and Class B Common Stock representing a majority of BFC’s total voting power are owned or controlled by the Company’s Chairman, President and Chief Executive Officer, Alan B. Levan, and by the Company’s Vice Chairman, John E. Abdo, both of whom are also directors of Bluegreen and Benihana, and executive officers and directors of BankAtlantic Bancorp and BankAtlantic.

On November 11, 2011, BFC and Bluegreen entered into a definitive merger agreement pursuant to which, upon consummation of the merger contemplated thereby, Bluegreen will become a wholly-owned subsidiary of BFC. At the effective time of the merger, each outstanding share of Bluegreen’s Common Stock (other than shares owned by BFC and holders of Bluegreen’s Common Stock who exercise and perfect their appraisal rights) will be converted automatically into the right to receive eight shares of BFC’s Class A Common Stock (as adjusted in connection with the reverse stock split expected to be effected by BFC in connection with the consummation of the merger. See Note 1 for additional information regarding the proposed merger.

The following table presents related party transactions relating to the shared service arrangements between BFC, BankAtlantic Bancorp and Bluegreen for the years ended December 31, 2011, 2010 and 2009. Amounts related to BankAtlantic Bancorp and BankAtlantic for all periods, and Bluegreen for 2011, 2010 and the Bluegreen Interim Period were eliminated in consolidation (in thousands).

		For the Year Ended December 31, 2011
		BFC	BankAtlantic Bancorp	Bluegreen
Shared service income (expense)	(a)	$1,688	(1,292)	(396)
Facilities cost and information technology	(b)	$(410)	359	51
		For the Year Ended December 31, 2010
		BFC	BankAtlantic Bancorp	Bluegreen
Shared service income (expense)	(a)	$2,565	(2,105)	(460)
Facilities cost and information technology	(b)	$(544)	484	60
		For the Year Ended December 31, 2009
		BFC	BankAtlantic Bancorp	Bluegreen
Shared service income (expense)	(a)	$2,342	(1,805)	(537)
Facilities cost and information technology	(b)	$(533)	479	54

(a)	Pursuant to the terms of shared service agreements between BFC and BankAtlantic Bancorp, subsidiaries of BFC provide human resources, risk management, investor relations, executive office administration and other services to BankAtlantic Bancorp. Additionally, BFC provides certain risk management and administrative services to Bluegreen. The costs of shared services are allocated based upon the usage of the respective services.
(b)	As part of the shared service arrangement, BFC pays BankAtlantic and Bluegreen for the cost of office facilities utilized by BFC and its shared service operations. BFC also pays BankAtlantic for information technology related services pursuant to a separate agreement. BankAtlantic received approximately $91,000, $154,000, and $160,000 under the information technology services agreement during the years ended December 31, 2011, 2010 and 2009, respectively.

As of December 31, 2011 and 2010, BFC had cash and cash equivalents accounts at BankAtlantic with balances of approximately $0.2 million and $1.8 million, respectively. These accounts were on the same general terms as deposits made by unaffiliated third parties. BFC recognized nominal interest income in connection with these funds held at BankAtlantic during the year ended December 31, 2011 and 2010.

In June 2010, BankAtlantic Bancorp and BankAtlantic entered into a real estate advisory service agreement with BFC for assistance relating to the work-out of loans and the sale of real estate owned. Under the terms of the agreement, BFC receives a monthly fee of $12,500 from each of BankAtlantic and BankAtlantic Bancorp and, if BFC’s efforts result in net recoveries of any non-performing loan or the sale of real estate owned, BFC will receive a fee equal to 1% of the net value recovered. During the years ended December 31, 2011 and 2010, BFC was paid approximately $0.7 million and $0.8 million, respectively, of real estate advisory service fees under this agreement.

During 2010, BFC loaned approximately $8.0 million to BankAtlantic Bancorp. BankAtlantic Bancorp executed a promissory note in favor of BFC with a maturity date of July 30, 2010. The note provided for payment either in cash or shares of BankAtlantic Bancorp’s Class A Common Stock, depending on the results of BankAtlantic Bancorp’s then ongoing rights offering and the number of shares allocable to BFC pursuant to its exercise of subscription rights in the rights offering. During July 2010, BankAtlantic Bancorp satisfied the promissory note in full through the issuance of shares of BankAtlantic Bancorp’s Class A Common Stock to BFC, which were in addition to the shares previously issued to BFC as a result of its exercise of subscription rights in the rights offering.

During the years ended December 31, 2011 and 2010, Bluegreen reimbursed the Company approximately $0.1 million and $1.4 million, respectively, for certain expenses incurred in assisting Bluegreen in its efforts to explore additional sources of liquidity. Additionally, during the years ended December 31, 2011 and 2010, Bluegreen paid Snapper Creek, a subsidiary of the Company, approximately $0.7 million and $1.3 million, respectively, for a variety of management advisory services. In addition, we also have an agreement with Bluegreen relating to the maintenance of different independent registered public accounting firms. Pursuant to this agreement, Bluegreen has reimbursed or will reimburse BFC approximately $0.5 million and $0.6 million of fees related to certain reviews and procedures performed by our independent registered public accounting firm at Bluegreen as part of its financial statement audits for 2011 and 2010, respectively.

Beginning in 2009, Bluegreen entered into a land lease with Benihana, who constructed and operates a restaurant on one of Bluegreen’s land parcels. Under the terms of the lease, Bluegreen receives payments from Benihana of approximately $0.1 million annually.

During December 2009, Benihana engaged a subsidiary of BFC to provide certain management, financial advisory and other consulting services. For the year ended December 31, 2010, the consulting fees payable to BFC’s subsidiary under this arrangement were approximately $650,000. This engagement ceased during November 2010. In addition, during 2010, Benihana engaged a separate subsidiary of BFC to provide insurance and risk management services. For the year ended December 31, 2010, BFC’s subsidiary received approximately $45,000 under this arrangement. This engagement ceased during January 2011.

In prior periods, BankAtlantic Bancorp issued options to purchase shares of BankAtlantic Bancorp’s Class A Common Stock to employees of BFC. Additionally, certain employees of BankAtlantic Bancorp have transferred to affiliate companies, and BankAtlantic Bancorp has elected, in accordance with the terms of BankAtlantic Bancorp’s stock option plans, not to cancel the stock options held by those former employees. BankAtlantic Bancorp from time to time also issues options and restricted stock awards to employees of BFC that perform services for BankAtlantic Bancorp. During the year ended December 31, 2010, BankAtlantic Bancorp granted 15,000 restricted shares of its Class A Common Stock to employees of BFC that perform services for BankAtlantic Bancorp. These stock awards are scheduled to vest in equal annual installments over a four-year period. There were no options exercised by former BankAtlantic Bancorp employees during the years ended December 31, 2011, 2010 or 2009. Expenses relating to all options and restricted stock awards granted by BankAtlantic Bancorp to BFC employees, as described in this paragraph, was approximately $51,000, $77,000 and $50,000 for the years ended December 31, 2011, 2010 and 2009, respectively.

BankAtlantic Bancorp’s outstanding options and non-vested restricted stock granted to employees of BFC consisted of the following as of December 31, 2011 and 2010:

	As of December 31, 2011		As of December 31, 2010
	BankAtlantic Bancorp Class A Common Stock	Weighted Average Price	BankAtlantic Bancorp Class A Common Stock	Weighted Average Price
Options outstanding	6,999	$311.03	9,551	$276.31
Non-vested restricted stock	11,250	—	15,000	—

BankAtlantic Bancorp and its subsidiaries utilize certain services of the law firm of Greenspoon Marder, successor to Ruden, McClosky, Smith, Schuster & Russell, P.A. (“Ruden McClosky”). Bruno Di Giulian, a director of BankAtlantic Bancorp, was of counsel to Ruden McClosky, until his retirement from the firm in 2006. During the years ended December 31, 2011, 2010 and 2009, BankAtlantic Bancorp paid fees to Ruden McClosky totaling $250,000, $181,000 and $55,000, respectively, and BFC paid fees to Ruden McClosky totaling $19,000, $203,000 and $484,000, respectively.

Certain of BFC’s affiliates, including its executive officers, have independently made investments with their own funds in both public and private entities that BFC sponsored in 2001 and in which it holds investments.